BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of Identified assets and liabilities
Cash	69.5
Trade receivables	31.9
Prepaid expenses and other receivables	4.6
Investment in Associates	3.9
Tax receivable	3.4
Property and equipment	1.6
Intangibles (Note 8)	147.3
Deferred taxes	(18.4)
Trade and other payables	(13.2)
Royalty payable	(10.4)
Contingent consideration on business combination	(11.5)
Gaming tax payables	(8.2)
Client liabilities	(6.1)
Other assets and liabilities, net	2.1
Total identified assets and liabilities acquired	196.5
Goodwill (Note 8)	177.5
Non-controlling interests	(6.2)
Total consideration	367.8